UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3919

Name of Registrant:	VANGUARD STAR FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1:	Schedule of Investments

Vanguard STAR Fund

Schedule of Investments
January 31, 2005	Shares	Market Value (000)

INVESTMENT COMPANIES (99.8%)

U.S. Stock Funds (49.9%)
Vanguard Windsor II Fund Investor Shares	57,118,156	$1,728,966
Vanguard Windsor Fund Investor Shares	53,424,158	937,594
Vanguard PRIMECAP Fund Investor Shares	12,410,937	738,327
Vanguard U.S. Growth Fund Investor Shares	47,201,365	737,285
Vanguard Morgan Growth Fund Investor Shares	46,671,246	736,939
Vanguard Explorer Fund Investor Shares	6,329,501	458,003

		5,337,114

International Stock Funds (12.5%)
Vanguard International Value Fund	21,989,561	672,441
Vanguard International Growth Fund Investor Shares	36,211,627	668,467

		1,340,908

Bond Funds (25.1%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	138,223,564	1,349,062
Vanguard GNMA Fund Investor Shares	127,875,327	1,340,133

		2,689,195

Short-Term Bond Fund (12.3%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	123,770,835	1,315,684

TOTAL INVESTMENT COMPANIES
(Cost $8,356,603)		10,682,901

TEMPORARY CASH INVESTMENT (0.2%)
Vanguard Market Liquidity Fund, 2.36%*
(Cost $21,585)	21,585,051	21,585

TOTAL INVESTMENTS (100.0%)
(Cost $8,378,188)		10,704,486

OTHER ASSETS AND LIABILITIES - NET		1,117

NET ASSETS (100%)		$10,705,603

*	Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At January 31, 2005, the cost of investment securities for tax purposes was $8,378,188,000. Net unrealized appreciation of investment securities was $2,326,298,000, consisting of unrealized gains of $2,347,168,000 on securities that had risen in value since their purchase and $20,870,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

VANGUARD STAR FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.